Significant Accounting Policies - Summary of Advertising and Promotional Service Providers (Detail) - Advertising And Promotional Service Expense [Member] - Number	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Advertising and Promotional Service Providers [Line Items]
Number of service providers that accounted for 10% or more of the Group's advertising and promotional expense	198	203	236
Supplier Concentration Risk [Member]
Disclosure of Advertising and Promotional Service Providers [Line Items]
Number of service providers that accounted for 10% or more of the Group's advertising and promotional expense	2	3	2
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Disclosure of Advertising and Promotional Service Providers [Line Items]
Concentration risk, percentage	44.90%	38.10%	36.00%